RIGHT-OF-USE ASSETS,NET AND LEASE OLIGATIONS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets [Abstract]
Balance at the beginning	S/ 586,417
Depreciation of the period	151,335	S/ 161,287	S/ 172,005
Balance at the end	543,833	586,417
Net carrying amount	543,833	586,417	702,928
Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	421,314
Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	79,851
Transport Units [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	1,253
Other Leases [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	41,415
Cost [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	969,355	990,148	997,817
Additions	113,948	110,005	194,501
Disposal and others	(56,412)	(130,798)	(202,170)
Balance at the end	1,026,891	969,355	990,148
Cost [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	769,181
Additions	93,867
Disposal and others	(55,626)
Balance at the end	807,422	769,181
Cost [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	151,135
Additions	786
Disposal and others	(558)
Balance at the end	151,363	151,135
Cost [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	2,731
Additions	802
Disposal and others	(228)
Balance at the end	3,305	2,731
Cost [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	46,308
Additions	18,493
Disposal and others	0
Balance at the end	64,801	46,308
Accumulated Depreciation [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	382,938	287,220	175,977
Depreciation of the period	151,335	161,287	172,005
Disposal and others	(51,215)	(65,569)	(60,762)
Balance at the end	483,058	382,938	S/ 287,220
Accumulated Depreciation [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	324,244
Depreciation of the period	112,307
Disposal and others	(50,443)
Balance at the end	386,108	324,244
Accumulated Depreciation [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	43,950
Depreciation of the period	28,116
Disposal and others	(554)
Balance at the end	71,512	43,950
Accumulated Depreciation [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	1,652
Depreciation of the period	618
Disposal and others	(218)
Balance at the end	2,052	1,652
Accumulated Depreciation [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	13,092
Depreciation of the period	10,294
Disposal and others	0
Balance at the end	S/ 23,386	S/ 13,092